Provisions (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Judicial deposits outstanding	$ 16,753	$ 5,446
Estimate of financial effect of contingent liability	349,322	$ 134,804
Income tax over transfers of shares in peru [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	60,784
Compensation for exploration for mineral resources [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	11,219
Indirect taxes on sales [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	3,802
Indemnity lawsuits alleging property damage contingent civil liabilities [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	16,374
Alleged pollution of sao francisco river contingent environmental liability [member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	$ 76,386